Opal Dividend Income ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	1,826	$830,593

Agriculture - 8.2%
British American Tobacco PLC - ADR(a)	97,698	2,979,788
Philip Morris International, Inc.	26,785	2,454,042
		5,433,830

Banks - 8.9%
Citigroup, Inc.	62,132	3,929,227
Morgan Stanley	21,185	1,994,780
		5,924,007

Beverages - 1.9%
PepsiCo, Inc.	7,255	1,269,698

Building Materials - 3.7%
CRH PLC(a)(b)	28,187	2,431,411

Cosmetics & Personal Care - 1.1%
Kenvue, Inc.	35,551	762,924

Diversified Financial Services - 5.5%
Blue Owl Capital, Inc. - Class A	192,486	3,630,286

Electric - 8.8%
American Electric Power Co., Inc.	35,215	3,032,011
NextEra Energy, Inc.	43,946	2,808,589
		5,840,600

Food - 7.5%
Albertsons Cos., Inc. - Class A	54,111	1,160,140
Hershey Co.	11,661	2,268,065
Kroger Co.	26,994	1,542,167
		4,970,372

Healthcare-Products - 2.7%
Medtronic PLC(a)	20,799	1,812,633

Healthcare-Services - 2.9%
UnitedHealth Group, Inc.	3,910	1,934,277

Oil & Gas - 14.5%
Chevron Corp.	15,563	2,454,908
Devon Energy Corp.	44,568	2,236,422
EOG Resources, Inc.	16,322	2,086,604
Exxon Mobil Corp.	24,242	2,817,891
		9,595,825

Pharmaceuticals - 4.1%
Johnson & Johnson	9,344	1,478,127
Pfizer, Inc.	45,297	1,256,992
		2,735,119

Pipelines - 2.9%
Kinder Morgan, Inc.	103,528	1,898,704

Retail - 2.7%
Genuine Parts Co.	11,615	1,799,512

Semiconductors - 14.4%
Broadcom, Inc.	2,875	3,810,553
QUALCOMM, Inc.	20,479	3,467,095
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(a)	16,620	2,261,151
		9,538,799

Software - 3.9%
Oracle Corp.	20,561	2,582,667

Telecommunications - 4.8%
Verizon Communications, Inc.	76,304	3,201,716
TOTAL COMMON STOCKS (Cost $60,272,418)		66,192,973

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%	Shares
First American Treasury Obligations Fund - Class X, 5.22%(c)	332,420	332,420
TOTAL SHORT-TERM INVESTMENTS (Cost $332,420)		332,420

TOTAL INVESTMENTS - 100.3% (Cost $60,604,838)		$66,525,393
Liabilities in Excess of Other Assets - (0.3)%		(169,091)
TOTAL NET ASSETS - 100.0%		$66,356,302

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Opal Dividend Income ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$66,192,973	$–	$–	$66,192,973
Money Market Funds	332,420	–	–	332,420
Total Assets	$66,525,393	$–	$–	$66,525,393

Refer to the Schedule of Investments for industry classifications.